File No. 033-08708
							     Rule 497(e)


            Merrill Lynch Intermediate Government Bond Fund

                 Supplement dated June 4, 1997 to the
                  Prospectus dated February 18, 1997



     The second paragraph on page 11 of the prospectus is deleted and replaced with the following:


     Ralph A. DeCesare is the Portfolio Manager for the Fund and is primarily responsible for the day-to-day management of the Fund. Mr. DeCesare has served as Vice President of MLAM since 1993.





CODE 10431-0297ALL

            Merrill Lynch Intermediate Government Bond Fund

                 Supplement dated June 4, 1997 to the
      Statement of Additional Information dated February 18, 1997



     The Statement of Additional Information is amended by including the following biographical information on page 6 under the heading,"Management of the Fund." The sub-heading of this section should be amended to read, "Trustees, Officers and Portfolio Manager."


     RALPH A. DECESARE (36)--Portfolio Manager--Vice President of MLAM since 1993; Assistant Vice President of MLAM since 1991; and Credit Analyst of MLAM since 1990.





CODE 10432-0297ALL